Derivative Financial Instruments - Summary of Loss/Profit Arising on Fair Value, Cash Flow, Net Investment Hedges and Related Hedged Items Reflected in Income Statement (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Hedges [Line Items]
Fair value of hedge instruments	€ (12)	€ (16)	€ (11)
Fair value of the hedged items	11	18	13
(Losses)/Gains arising during year	(40)	8	14
Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	45	64
Financial liabilities fair value	(59)	(14)
Commodity Forward Contracts [member]
Disclosure of Detailed Information about Hedges [Line Items]
(Losses)/Gains arising during year	(38)	9	€ 14
Currency Forward Contracts [member]
Disclosure of Detailed Information about Hedges [Line Items]
(Losses)/Gains arising during year	(2)	(1)
Cross-currency and Interest Rate Swaps [member] | Fair Value Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	27	28
Financial liabilities fair value	(16)	(3)
Cross-currency Swaps [member] | Net Investment Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	10	19
Financial liabilities fair value	(2)	(10)
Cross-currency, Interest Rate Swaps and Commodity Forwards [member] | Cash Flow Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	6	12
Financial liabilities fair value	(34)	(1)
Interest Rate Swaps [member] | Derivatives Not Designated as Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	2	€ 5
Financial liabilities fair value	€ (7)